Unpaid Claims (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010
Unpaid Claims [Abstract]
Business Acquisition, Purchase Price Allocation, Unpaid Claims	$ 29,857	$ 29,857		$ 29,857
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid claims, beginning of period	104,046	104,046	73,574	104,046	73,574	70,067	91,643	105,221	77,350	132,579
Reinsurance Receivables, Incurred but Not Reported Claims		14,480	8,153	5,680	7,825	7,825	6,477
Net beginning unpaid claims reserves		90,741	69,197	64,387	83,818	83,818	126,102
Incurred related to:
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims Current Year		11,392	6,976	32,591	18,141	26,329	27,303
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims, Prior Years		7	189	26	336	216	1,691
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims		11,399	7,165	32,617	18,477	26,545	28,994
Paid related to:
Current year		3,811	2,302	8,343	6,224	8,925	12,715
Prior years		8,978	7,082	29,167	29,093	37,051	58,563
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid	37,510	12,789	9,384		35,317	45,976	71,278
Net unpaid claims, end of period	89,351	89,351	66,978	89,351	66,978	64,387	83,818
Reinsurance Receivables, Incurred but Not Reported Claims	14,695	14,695	6,596	14,695	6,596	5,680	7,825
Unpaid claims, end of period	$ 104,046	$ 104,046	$ 73,574	$ 104,046	$ 73,574	$ 70,067	$ 91,643	$ 105,221	$ 77,350	$ 132,579